OTHER CURRENT LIABILITIES:	6 Months Ended
Jun. 30, 2022
OTHER CURRENT LIABILITIES:
OTHER CURRENT LIABILITIES:

NOTE 12 — OTHER CURRENT LIABILITIES:

Other current liabilities consist of the following (U.S. dollars in thousands):

	June 30,	December 31
	2022	2021
Accrued compensation	$36,399	$42,971
Other current liabilities	26,581	10,978
Total other current liabilities	$62,980	$53,949